Subsequent Events (Details) - USD ($) $ in Thousands	6 Months Ended		7 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jul. 24, 2017
Subsequent Events [Line Items]
Subsequent Event, Description	a) Loan developments - In July 2017, the Company refinanced the Heron Vessels Facility through Tranche B of the ABN AMRO Bank N.V. $30,844 Facility (Note 8). - In July 2017, the Company finalized the Restructuring through the execution of all corresponding Supplemental Agreements.
Payments to acquire property plant and equipment	$ 116,679	$ 388,660
Diva
Subsequent Events [Line Items]
Date Delivered to Star Bulk	July 24, 2017
Payments to acquire property plant and equipment			$ 10,500